Cover	6 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Document Period Start Date	Jan. 01, 2025
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Securities Act File Number	001-42604
Entity Registrant Name	TMD ENERGY LIMITED
Entity Central Index Key	0002009714
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50480
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	TMDE
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	23,565,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Malaysia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50480
City Area Code	+603
Local Phone Number	6419 1266
Contact Personnel Name	Dato’ Sri Kam Choy Ho
Contact Personnel Email Address	corporate@tmdel.com